UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment |_|; Amendment Number: ______
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alesco Advisors LLC
Address:   1080 Pittsford-Victor Road
           Pittsford, New York 14534

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ned W. Roman
Title:   Compliance Officer
Phone:   (585) 586-0970

Signature, Place, and Date of Signing:

/s/ Ned W. Roman                    Pittsford, New York             4/26/2005
----------------------------      ------------------------      ----------------
       (Signature)                     (City, State)                 (Date)

Report Type (Check only one):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       26
Form 13F Information Table value Total:      $177,062
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manaer filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                              TITLE OF                       VALUE    SHARES/ SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             CLASS              CUSIP     (x$1000)  PRN AMT PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
-----------------------       --------          ---------   --------  ------- ---  ----  -------  -------- -------- -------- -------
First Niagara Finl GP Inc.    Com               33582V108     $2,534  191,836 SH         Other                    0     0    191,836
Bank of America Corporation   Com                60505104     $3,837   87,007 SH         Other                    0     0     87,007
Phoenix Footware Group Inc    Com               71903M100     $4,748  695,200 SH         Other                    0     0    695,200
Xerox Corp.                   Com               984121103       $430   26,624 SH         Other               26,624     0          0
Amnet Mortgage Inc.           Com               03169A108       $735   81,600 SH         Other                    0     0     81,600
Aura Systems                  Com                51526101         $2   79,001 SH         Sole                     0     0     79,001
Anheuser Busch Cos Inc        Com               035229103       $750   15,821 SH         Other               15,821     0          0
Brown & Brown Inc             Com               115236101       $360    7,802 SH         Other                    0     0      7,802
SPDR TR                       Unit Ser 1        78462F103    $41,442  351,327 SH         Sole               328,802     0     22,525
ISHARES TR                    S&P 500 Index     464287200    $18,468  156,750 SH         Sole               153,450     0      3,300
ISHARES                       S&P SMLCAP 600    464287804    $16,460  103,617 SH         Sole                94,372     0      9,245
ISHARES                       S&P MIDCAP 400    464287507    $16,366  124,474 SH         Sole               113,119     0     11,335
ISHARES                       MSCI EAFE IDX     464287465    $14,062   88,513 SH         Sole                84,738     0      3,775
ISHARES                       S&P MIDCP GROW    464287606     $9,871   73,706 SH         Sole                70,565     0      3,135
ISHARES                       S&P SMLCP GROW    464287887     $8,865   84,148 SH         Sole                80,118     0      4,030
ISHARES                       S&P MIDCP VALU    464287705     $7,234   56,860 SH         Sole                53,360     0      3,500
ISHARES                       S&P 500/BAR VAL   464287408     $6,481  106,340 SH         Sole                99,800     0      6,540
ISHARES                       S&P 500/BAR GRW   464287309     $6,535  115,672 SH         Sole               109,457     0      6,215
ISHARES                       S&P SMLCP VALU    464287879     $6,862   58,170 SH         Sole                54,330     0      3,840
DIAMONDS TR                   Unit Ser 1        252787106       $269    2,565 SH         Sole                 2,565     0          0
STREETTRACKS SER TR           WILSHIRE REIT     86330E604     $8,927   51,580 SH         Sole                49,830     0      1,750
Anaren Inc.                   Com                32744104       $448   36,900 SH         Other                  200     0     36,700
MIDCAP SPDR TR                Unit Ser 1        595635103       $707    5,875 SH         Sole                 5,875     0          0
Corning, Inc.                 Com               219350105       $111   10,000 SH         Sole                10,000     0          0
GSI Commerce Inc.             Com               36238G102       $230   17,000 SH         Sole                17,000     0          0
Novatel Wireless Inc.         ComNew            66987M604       $348   32,400 SH         Other                    0     0     32,400